Subsequent events to the reporting date	12 Months Ended
Dec. 31, 2024
Subsequent events to the reporting date [Abstract]
Subsequent events to the reporting date
28	Subsequent events to the reporting date

a)
In January 2025, a newly constructed floating dock was incorporated into the fleet of the ‘Maritime Infrastructure Division’, which was acquired through financing provided by Bancomext for 16.8 million dollars, equivalent to approximately 85% of its value at a rate of SOFR + 2.35% with quarterly payments of principal and interest. The floating dock has the capacity to service vessels of up to 6,000 tons of lift, accessing 94% of the market. Additionally, that month, a financing contract was signed with Grupo Financiero Inbursa for 40.5 million US dollars at an annual rate of SOFR + 5%, with semiannual payments of principal and interest, for the purchase of two specialized vessels called ‘Dredging vessels’ designed and converted by the technical team of the ‘Maritime Division’.

b)
The U.S. Securities and Exchange Commission (SEC) adopted on 6 March 2024 some significant and climate-related disclosure requirements for public companies in their periodic disclosure reports. Under this requirement Grupo TMM will have to make climate-related disclosures, among other the following:

•	Climate-related risks reasonably likely to materially impact the Company’s business strategy, results of operations or financial condition.

•	Actual and potential material impacts of identified climate-related risks on strategy, business model and outlook.

•	Quantitative and qualitative description of material expenses incurred and material impacts on financial estimates and assumptions that directly result from mitigation or adaptation activities.
•	Specific activities to mitigate or adapt to a material climate-related risk, including the use of transition plans, scenario analysis, or internal carbon prices.

•	Oversight by the board of directors of climate-related risks and role of management in assessing and managing the registrant’s material climate-related risks.

•	Processes for identifying, assessing, and managing material climate-related risks and whether and how these are integrated into the overall risk management system or processes.

•	Information about climate-related targets or goals that have materially affected or are reasonably likely to materially affect the registrant’s business, results of operations, or financial condition.

•
A qualitative description of how the development of estimates and assumptions are impacted if estimates and assumptions used to produce financial statements were materially impacted by risks and uncertainties associated with severe weather events and other natural conditions or any disclosed climate-related targets or transition plans.

The Company’s compliance dates required for disclosure and financial statements and electronic tagging will be for the year 2027, in respect to Greenhouse Gas (GHG) Emissions there is no requirement since the Company is neither an accelerated filer nor a non-accelerated filer.

Currently, Company’s Management is in process to define and execute its sustainability strategy to comply with the local and foreign sustainability reporting requirements.